Rule 497(j)
                        Reg. No. 33-50977
                        Reg. No. 33-50275

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California Intermediate Term Portfolio Series 12 and Delaware
Portfolio Series 14, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

              Dean Witter Select Municipal Trust,
              Insured California Intermediate Term
              Portfolio Series 12
              Delaware Portfolio Series 14


              By:  Dean Witter Reynolds Incorporated

              Thomas Hines
              Thomas Hines
              First Vice President
              Authorized Signatory

Securities and Exchange Commission


450 Fifth Street, N.W.
Washington, D.C.  20549